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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05009

COLORADO BONDSHARES — A TAX EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 890, DENVER, COLORADO     80202-5835

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.     1200 17TH STREET, SUITE 890, DENVER, COLORADO     80202-5835

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-572-6990

Date of fiscal year end:	09/30/2005

Date of reporting period:	03/31/2005

Item 1. Reports to Stockholders

May 27, 2005
Dear Shareholders,
      Enclosed please find the unaudited semi-annual report to shareholders. In it you will find a summary of the Fund’s holdings and operating performance for the six month period ended March 31, 2005. To recap the highlights, Fund shares hit their high for the year in February and were within $0.04 of that number on March 31, 2005. The Fund paid a dividend of $0.26 per share for the same time period. Expenses remain low and the size of the Fund grew by $22.5 million in the last six months. Problem credits, as a percentage of the portfolio, have dropped to their lowest point in three years. In comparison to other similar funds, Colorado BondShares continues to be a strong contender at or near the top of virtually every statistical measurement.
      On April 8, 2005, we held a meeting of the shareholders at the beautiful new Colorado Convention Center. Several interesting questions from shareholders were discussed and the attendees were generally pleased with the way things are going. There was no bad news to report and management expressed a positive outlook for the foreseeable future.
      Municipal bonds continue to do quite well when compared to other investments. They have outperformed all other general asset categories, with the possible exception of commodities, in the one, three and five year timeframes after taking tax-equivalent yields into consideration. There are warning signs evident for bonds in general in the future. The barbell strategy that the Fund has employed, with most bonds either on the long end or the short end of the maturity range, has worked remarkably well. Although we all know past performance is not indicative of future performance, BondShares has traditionally performed better in down markets than in up markets. We feel this provides additional reason for optimism. Unprecedented numbers of new issues are coming to market in the municipal arena as new projects are financed and old projects are refinanced, giving the Fund many choices for potential investment. Competition, however, from other fund families for Colorado bonds is intense.
      Thank you for your ongoing confidence in Colorado BondShares. We are available at any time to answer any questions that may occur to you after reading the attached report.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board
of Trustees
Bruce G. Ely, Trustee
James R. Madden, Trustee
Andrew B. Shaffer, President, Secretary, Treasurer and Trustee
Fred R. Kelly, Jr., Portfolio Manager
Investment Adviser

Freedom Funds Management Company
Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company
Distributor

SMITH HAYES Financial Services Corporation
Custodian of Portfolio Securities

Wells Fargo Investments and Trust,
Wells Fargo Bank, N.A.
Independent Registered Public Accounting Firm

Anton Collins Mitchell LLP
Legal Counsel

Kutak Rock LLP
This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES
      As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”), you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.
      The following table is intended to help you understand the ongoing costs of investing in the Fund and compare them with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
Actual Fund Expenses
      The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”
Hypothetical 5% Return for Comparison Purposes
      The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares — A Tax-Exempt Fund	Value 09/30/04	Value 03/31/05	During Period

Based on Actual Fund Return	$1,000.00	$1,029.07	$3.03
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.00	$3.02
      The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY
Colorado BondShares — A Tax-Exempt Fund
Based on a percentage of Total Net Assets as of March 31, 2005
SECTOR BREAKDOWN
Colorado BondShares — A Tax-Exempt Fund
Based on a percentage of Total Net Assets as of March 31, 2005

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited)
March 31, 2005

Face Amount		Market Value

Colorado Municipal Bonds — 83.6%
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	$2,172,520
50,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005 (b)	51,823
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	756,561
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	479,225
2,960,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	675,773
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015 (b)	1,356,150
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,252,639
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,268,607
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
2,500,000	Brighton Crossing Metropolitan District No. 4 Series 2004, 2.43% due 12/1/2034 (h)	2,500,000
6,555,000	Bromley Park Metropolitan District No. 3 G.O. LTD Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,607,266
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,080,460
4,740,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,786,499
13,695,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 3.03% due 7/1/2032 (h)	13,695,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	28,738
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008 (i)	45,200
120,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	112,685

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,150,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	$2,345,714
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
3,620,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019	4,018,055
1,600,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Cable Television Center) Series 1999, 2.28% due 10/1/2006 (h)	1,600,000
900,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	930,519
1,215,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,215,012
500,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2010	495,250
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,131,772
1,400,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Seminary Project) Series 2004, 2.28% due 7/1/2024 (h)	1,400,000
785,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2004, 7.375% due 3/1/2035	777,825
350,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series A, 5.25% due 1/1/2027 (a)	343,000
100,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series B, 5.25% due 2/1/2028 (a)	98,000
150,000	Colorado Health Facilities Authority Revenue National Benevolent Association Series A, 6.375% due 9/1/2029 (a)	147,000
6,300,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 2.27% due 10/1/2030 (h)	6,300,000
4,255,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 2.27% due 4/1/2020 (h)	4,255,000
14,965,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 2.27% due 11/1/2021 (h)	14,965,000

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
6,490,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 2.27% due 10/1/2030 (h)	$6,490,000
14,925,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 2.27% due 10/1/2030 (h)	14,925,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 2.27% due 11/1/2032 (h)	5,000,000
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 2.27% due 10/1/2032 (h)	11,740,000
3,055,000	Colorado School of Mines Development Revenue, 2.43% due 9/1/2026 (h)	3,055,000
625,000	Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due 12/1/2014 (h)(i)	568,938
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,600,729
3,725,000	Conservatory Metropolitan District G.O. Series 2005, 6.75% due 12/1/2034	3,696,206
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,033,221
3,500,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,497,830
2,190,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,284,564
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,733,294
12,960,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	11,048,400
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	792,438
425,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	376,032
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,113,050
7,500,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series S1 — Class A2 Certificates, 2.43% due 12/1/2034 (h)	5,000,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000
144,511	Equi-Mor Holdings, Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	144,511

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015 (a)	$124,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,910,260
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,588,812
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019	579,780
1,000,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	1,076,570
835,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	796,749
945,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	1,037,100
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,688,648
735,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	739,506
190,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.5%-5.80% due 12/15/2005-07	191,000
195,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	199,317
755,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	763,667
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,496,111
2,345,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 2.32% due 7/1/2010 (h)	2,345,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	259,620
2,000,000	Mount Carbon Metropolitan District Revenue Refunding LTD Tax Series B, 7.00% due 6/1/2043	1,997,080
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043 (e)	40
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,486,125
1,330,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	964,250

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,800,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	$2,868,404
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% due 12/1/2021 (h)	1,532,021
900,000	Palomino Park Public Improvements Corp. Lien Revenue Series 1995, 3.10% due 12/1/2035 (h)	900,000
1,605,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,749,771
4,455,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019 (b)	5,187,892
6,075,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,075,000
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,335,276
151,535	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	152,520
336,614	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	50,829
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,924
2,065,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016	2,300,348
875,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017 (b)	975,975
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,360,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,424,709
3,510,000	Southlands Metropolitan District No. 1 Unlimited Tax, 6.75%-7.125% due 12/1/2016-2034	3,828,887
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,037,650
1,900,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 1998, 7.75% due 6/1/2018	1,898,138
3,230,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001A, 8.00% due 12/1/2019	3,299,445
3,315,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001B, 8.00% due 12/1/2021	3,401,754

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	$2,220,723
5,285,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,963,750
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	675,000
1,645,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,811,869
930,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	1,015,709
14,010,000	United Water & Sanitation Revenue Refunding & Improvement District Series A, 6.00% due 12/1/2013	14,010,000
10,800,000	United Water & Sanitation Revenue Refunding & Improvement District Series B, 6.00% due 12/1/2012	10,759,608

	Total Colorado Municipal Bonds (cost $274,412,789)	$280,866,664

Colorado Capital Appreciation and Zero Coupon — 4.2%
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$250,302
19,018,510	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027(d)	3,793,052
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008 (d)	449,120
8,005,000	McKay Landing Metropolitan District No. 2 Capital Appreciation Refunding LTD Tax Series B, 7.50% due 12/1/2031 (d)	1,779,191
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
10,760,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2005-12 (d)	7,884,995

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $17,728,970)	$14,174,792

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Certificates of Participation — 0.2%
75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,917
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	611,898
75,000	Park School District R-3 Certificates of Participation Series 1996, 5.45% due 6/1/2005	75,350

	Total Colorado Certificates of Participation Bonds (cost $677,330)	$763,165

Other Municipal Bonds — 9.5%
2,500,000	California Statewide Communities Development Authority Multi-Family Housing Revenue Senior (Heritage Apts. at Arcadia) Series 2003G, 6.40% due 12/1/2041	$2,500,000
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 2.73% due 7/1/2037 (h)	3,740,000
1,890,000	County of El Paso Housing Finance Corporation Multi-Family Housing Revenue (San Jose, LTD Project) Series 1999B, 6.00% due 8/1/2031	1,890,000
4,964,312	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2037 (g)	4,964,312
4,200,000	Kansas City, Missouri Industrial Development Revenue (West Paseo) Series B, 4.50% due 7/1/2006	4,191,138
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011 (a)	1,125,000
2,260,000	Maricopa County Arizona Multi-Family Revenue (Rancho Del Sol Apartments) Series 2002A, Subordinate Series C, 6.40% due 12/1/2024	2,260,000
320,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	316,512
7,910,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 2005, 2.53% due 5/1/2031 (h)	7,910,000
450,000	Texas State Department Housing & Community Affairs Multi-Family Revenue (Reading Road Apartments), Series A & B 2003, 6.75% due 7/1/2036	450,000

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

Face Amount			Market Value

Other Municipal Bonds — (Continued)
2,300,000	Utah Housing Corporation Multi-Family Housing Mortgage Revenue (Layton Pointe Apt. Project) Series 2003, 6.5% due 6/1/2035		$2,300,000

	Total Other Municipal Bonds (cost $35,559,312)		$31,778,212

Colorado Taxable Notes — 0.2%
657,088	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)		$657,088

	Total Colorado Taxable Notes (cost $657,088)		$657,088

	Total investments, at value (cost $329,035,489)	97.7%	$328,239,921
	Other assets net of liabilities	2.3	7,593,077

	Net assets	100.0%	$335,832,998

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At March 31, 2005, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

Colorado BondShares
A Tax-Exempt Fund
Statement of Investments (unaudited) — (Continued)

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2005. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/ step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $13,435,539 and a market value of $2,178,864, or less than 1% of net assets, respectively, as of March 31, 2005.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2005

ASSETS
Investments, at value (cost $329,035,489)	$328,239,921
— see accompanying statement
Cash	618,945
Interest receivable	6,627,693
Shares of beneficial interest sold	1,236,616

TOTAL ASSETS	336,723,175

LIABILITIES
Payables and other liabilities:
Dividends payable	746,492
Shares of beneficial interest redeemed	116,024
Accrued expenses	27,661

TOTAL LIABILITIES	890,177

NET ASSETS, AT VALUE	$335,832,998

COMPOSITION OF NET ASSETS
Paid-in capital	$336,538,915
Distributable earnings	89,651
Net unrealized depreciation of investments (note 3)	(795,568)

NET ASSETS, AT VALUE	$335,832,998

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 35,890,161 shares of beneficial interest outstanding at March 31, 2005)	$9.36

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.75% of offering price)	$9.82

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statement of Operations
For The Six Months Ended March 31, 2005 (unaudited)

INVESTMENT INCOME
Interest	$9,410,261

EXPENSES:
Management fees (note 4)	806,349
Custodian fees (note 5)	42,245
Legal and auditing fees	46,046
Portfolio pricing fees (note 5)	7,886
Registration fees	1,820
Shareholders’ reports	30,940
Transfer agency expenses (note 4)	45,500
Trustees’ fees	1,492
Other	1,492

Total expenses	983,770
Earnings credits on cash balances (note 5)	(50,131)

Net expenses	933,639

NET INVESTMENT INCOME	8,476,622

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized net gain on investments	368,292
Change in net unrealized depreciation on investments	345,434

NET REALIZED AND UNREALIZED GAIN	713,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,190,348

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Statements of Changes in Net Assets
For The Six Months Ended March 31, 2005 (unaudited) and
For The Fiscal Year Ended September 30, 2004

	Six Months	Year
	Ended	Ended
	March 31,	September 30,
	2005	2004

FROM INVESTMENT ACTIVITIES:
Net investment income	$8,476,622	$15,005,047
Realized net gain on investments	368,292	18,384
Change in unrealized depreciation on investments	345,434	2,338,159

Net increase in net assets resulting from operations	9,190,348	17,361,590

Dividends to shareholders from net investment income	(8,476,622)	(15,005,047)
Realized capital gain and ordinary income	(331,324)	—

Total Distributions	(8,807,946)	(15,005,047)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	30,186,839	64,410,201
Dividends reinvested	5,188,197	9,017,523
Payments for shares redeemed	(12,575,069)	(30,340,469)

Increase in net assets derived from beneficial interest transactions	22,799,967	43,087,255

Net increase in net assets	23,182,369	45,443,798
NET ASSETS
Beginning of period	312,650,629	267,206,831

End of period	$335,832,998	$312,650,629

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Financial Highlights

	Six Months		Year Ended September 30,
	Ended
	03/31/2005		2004	2003	2002	2001	2000

	(unaudited)
Per Share Operating Data:
Net Asset Value, beginning of period	$9.35		$9.27	$9.33	$9.39	$9.35	$9.42

Net investment income	0.24		0.47	0.60	0.59	0.68	0.68
Net realized and unrealized gain (loss) on investments	0.02		0.08	(0.06)	(0.06)	0.04	(0.07)

Increase from investment operations	0.26		0.55	0.54	0.53	0.72	0.61
Dividends from net investment income	(0.24)		(0.47)	(0.60)	(0.59)	(0.68)	(0.68)
Capital gains and ordinary income	(0.01)		0.00	0.00	0.00	0.00	0.00

Net increase (decrease) in net asset value	0.01		0.08	(0.06)	(0.06)	0.04	(0.07)

Net Asset Value, end of period	$9.36		$9.35	$9.27	$9.33	$9.39	$9.35

Total Return, at Net Asset Value(1)	2.91	%+	6.19%	5.96%	5.90%	7.79%	6.76%

Ratios/ Supplemental Data:
Net investment income	5.24	%*	5.08%	6.46%	6.77%	7.14%	7.18%
Total expenses	0.60	%*	0.63%	0.65%	0.64%	0.66%	0.81%
Net expenses	0.58	%*	0.60%	0.61%	0.59%	0.60%	0.73%
Net assets, end of period (000s)	$335,833		$312,651	$267,207	$201,051	$138,520	$96,993

Ratios to average net assets:
Portfolio turnover rate(2)	7.42	%*	2.57%	4.65%	6.03%	7.91%	18.11%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2005 were $24,931,779 and $7,677,969 respectively.
 + Not Annualized
  * Annualized
See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies
      Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation
      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Income Taxes
      The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

(c)	Other/ Security Credit Risk
      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued, approximates $28,427,270 and a market value of $13,864,475, or 4.1% of net assets, as of March 31, 2005.

(d)	Uses of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Shares of Beneficial Interest
      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six months period ended March 31, 2005 and the year ended September 30, 2004 were as follows:

	Six Months Ended		Year Ended
	March 31, 2005		September 30, 2004

	Shares	Amount	Shares	Amount

	(unaudited)
Shares sold	3,226,221	$30,186,839	6,906,343	$64,410,201
Dividends reinvested	554,353	5,188,196	967,042	9,017,523

	3,780,574	35,375,035	7,873,385	73,427,724
Shares redeemed	(1,343,770)	(12,575,069)	(3,254,089)	(30,340,469)

Net increase in shares outstanding	2,436,804	$22,799,966	4,619,296	$43,087,255

Colorado BondShares
A Tax-Exempt Fund
Notes to Financial Statements (unaudited) — (Continued)

(3)	Unrealized Gains and Losses
      At March 31, 2005, the net unrealized depreciation on investments of $795,568 was comprised of gross appreciation of $9,654,305 and gross depreciation of $10,449,873.

(4)	Management Fees and Other Transactions with Affiliates
      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2005. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances
      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $42,245 and portfolio pricing fees of $7,886 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies.

Proxy Voting Record
      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.
Quarterly Statement of Investments
      The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments included in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Persons

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not required in this filing.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing), provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(2)	President & Treasurer’s Section 302 certification.

(b)		Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colorado BondShares A Tax-Exempt Fund

By (Signature and Title)	* /s/ Andrew B. Shaffer

Andrew B. Shaffer
President, Secretary and Treasurer

Date:	June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: June 3, 2005